Warrant Derivative	12 Months Ended
Dec. 31, 2020
Warrant Derivative
Warrant Derivative

7.Warrant Derivative

In May 2013, the Corporation issued to Franco Nevada Corporation (“Franco”) 200,000 share purchase warrants (“Franco Warrants”). The Franco Warrants are exercisable into 200,000 common shares of the Corporation at C$12.30 per warrant. The Franco Warrants contain a mandatory conversion feature which requires Franco to exercise 100% of the outstanding warrants if, at any time, the volume weighted average trading price of Perpetua Resources' common shares is equal to or greater than C$32.30 for a period of 30 consecutive trading days. The Franco Warrants expire on May 9, 2023.

The exercise price of the Franco Warrants is denominated in Canadian Dollars; however, the functional currency of the Corporation is the US Dollar. As a result of this difference in currencies, the proceeds that will be received by the Corporation are not fixed and will vary based on foreign exchange rates and the warrants are a derivative and are required to be recognized and measured at fair value at each reporting period. Any changes in fair value from period to period are recorded as a non-cash gain or loss in the consolidated statement of net loss and comprehensive loss. Upon exercise, the holders will pay the Corporation the respective exercise price for each warrant exercised in exchange for one common share of Perpetua Resources and the fair value at the date of exercise and the associated non-cash liability will be reclassified to share capital. The non-cash liability associated with any warrants that expire unexercised will be recorded as a gain in the consolidated statement of net loss and comprehensive loss. There are no circumstances in which the Corporation would be required to pay any cash upon exercise or expiry of the warrants.

A reconciliation of the change in fair values of the derivative is below:

Fair Value of Warrant
Derivative
Balance, December 31, 2018	$454,819
Change in fair value of warrant derivative	(180,096)
Balance, December 31, 2019	$274,723
Change in fair value of warrant derivative	600,141
Balance, December 31, 2020	$874,864

The fair value of the warrants was calculated using the Black-Scholes valuation model. The inputs used in the Black-Scholes valuation model are:

	December 31,		December 31,
	2020		2019
Share price	C$	12.20	C$	6.30
Exercise price	C$	12.30	C$	12.30
Expected term (in years)		2.4		3.4
Expected share price volatility		79%		65%
Annual rate of quarterly dividends		0%		0%
Risk-free interest rate		0.2%		1.7%

The warrant liability for the prior year has been moved from current liabilities to long term liabilities to better align with the Corporation's accounting policy for liabilities that will not be settled with cash.